OPERATING LEASE RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2020
OPERATING LEASE RIGHT-OF-USE ASSETS
OPERATING LEASE RIGHT-OF-USE ASSETS

8— OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	2020	2019
Facilities	1,584	2,387
Equipment	237	58
Furniture, fixture, and fittings and other	74	202
Total net operating lease right of use	1,895	2,647

The reduction to right-of-use assets resulting from reductions to operating lease obligations amounted to €931 thousand and €836 thousand for the years ended December 31, 2020 and 2019 respectively.

Variable lease costs related to above contracts amounted to €101 thousand and €108 thousand for the years ended December 31, 2020 and 2019 respectively.

Non-recognized lease liabilities for short term leases amounted to €71 thousand and €71 thousand for the years ended December 31, 2020 and 2019 respectively.